UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2018

RRS-QTLY-0219
1.825846.113

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
	Principal Amount	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$109,470
Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc. 5.25% 7/1/21 (a)	90,000	87,539
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	280,000	272,470
Colony Financial, Inc. 3.875% 1/15/21	150,000	138,762
Exantas Capital Corp. 8% 1/15/20	300,000	306,750
Redwood Trust, Inc. 5.625% 7/15/24	140,000	131,407
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	302,775
		1,239,703
TOTAL FINANCIALS		1,349,173
Nonconvertible Bonds - 1.5%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	44,325
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	415,011	474,260
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (a)	135,000	117,450
6.875% 2/15/21 (a)	215,000	206,400
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	90,850
6.75% 3/15/25	95,000	81,700
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	170,100
KB Home 8% 3/15/20	140,000	144,550
M/I Homes, Inc. 5.625% 8/1/25	45,000	41,175
Meritage Homes Corp.:
5.125% 6/6/27	80,000	68,000
6% 6/1/25	100,000	94,250
New Home Co. LLC 7.25% 4/1/22	150,000	136,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	135,100
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	63,200
		1,348,900
TOTAL CONSUMER DISCRETIONARY		1,823,160
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	105,000	91,875
6.625% 6/15/24	70,000	64,925
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	14,363
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	35,350
New Albertsons, Inc. 8.7% 5/1/30	75,000	63,000
		269,513
FINANCIALS - 0.1%
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	58,800
Diversified Financial Services - 0.1%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	96,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	24,688
		121,188
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	65,000	58,500
TOTAL FINANCIALS		238,488
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	120,000	120,300
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Homes 4 Rent 4.25% 2/15/28	150,000	145,039
Care Capital Properties LP 5.125% 8/15/26	408,000	378,122
CBL & Associates LP 5.95% 12/15/26	132,000	100,980
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	77,000
DDR Corp. 4.625% 7/15/22	11,000	11,294
Equinix, Inc. 5.375% 5/15/27	105,000	102,638
HCP, Inc. 4.25% 11/15/23	108,000	108,165
Healthcare Realty Trust, Inc. 3.75% 4/15/23	192,000	189,051
iStar Financial, Inc.:
4.625% 9/15/20	105,000	102,375
5.25% 9/15/22	65,000	60,769
6% 4/1/22	135,000	130,613
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	34,476
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	96,009
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	53,220
4.5% 4/1/27	83,000	80,194
4.75% 1/15/28	67,000	65,677
SBA Communications Corp. 4% 10/1/22	40,000	38,100
Select Income REIT:
4.15% 2/1/22	63,000	62,317
4.25% 5/15/24	80,000	77,090
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	117,410
4.75% 5/1/24	271,000	268,867
4.75% 2/15/28	100,000	94,398
6.75% 4/15/20	134,000	136,014
WP Carey, Inc. 4.6% 4/1/24	119,000	120,772
		2,650,590
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	87,975
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	249,100
Kennedy-Wilson, Inc. 5.875% 4/1/24	560,000	523,600
Mattamy Group Corp. 6.5% 10/1/25 (a)	125,000	111,875
Mid-America Apartments LP 4.3% 10/15/23	67,000	68,684
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	5,000	4,750
Washington Prime Group LP 5.95% 8/15/24	330,000	289,514
		1,335,498
TOTAL REAL ESTATE		3,986,088

TOTAL NONCONVERTIBLE BONDS		6,481,874

TOTAL CORPORATE BONDS
(Cost $8,201,530)		7,831,047

U.S. Treasury Inflation-Protected Obligations - 26.2%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$2,309,853	$2,029,838
0.75% 2/15/42	2,441,895	2,221,328
0.75% 2/15/45	3,678,142	3,297,498
0.875% 2/15/47	2,147,601	1,976,116
1% 2/15/46	1,558,229	1,480,878
1% 2/15/48	1,097,285	1,042,174
1.375% 2/15/44	963,542	997,137
1.75% 1/15/28	2,445,605	2,598,914
2% 1/15/26	5,042,967	5,384,003
2.125% 2/15/40	689,136	811,820
2.125% 2/15/41	666,302	788,644
2.375% 1/15/25	8,920,232	9,647,604
2.375% 1/15/27	9,763,566	10,782,202
2.5% 1/15/29	2,318,009	2,640,660
3.375% 4/15/32	242,199	311,146
3.625% 4/15/28	2,848,752	3,498,907
3.875% 4/15/29	4,018,013	5,119,073
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	377,731	372,425
0.125% 4/15/20	3,671,558	3,590,022
0.125% 4/15/21	5,975,144	5,812,945
0.125% 1/15/22	6,256,936	6,074,344
0.125% 4/15/22	6,758,960	6,540,683
0.125% 7/15/22	2,144,376	2,083,164
0.125% 1/15/23	3,451,077	3,333,886
0.125% 7/15/24	8,040,901	7,713,029
0.125% 7/15/26	3,217,750	3,023,041
0.25% 1/15/25	2,081,976	1,994,327
0.375% 7/15/23	3,064,381	2,997,034
0.5% 1/15/28	492,101	469,947
0.625% 7/15/21	1,874,895	1,854,675
0.625% 1/15/24	1,950,858	1,920,912
0.625% 1/15/26	1,011,066	984,800
0.75% 7/15/28	624,613	611,838
1.125% 1/15/21	3,150,182	3,136,203
1.25% 7/15/20	3,875,283	3,867,688
1.375% 1/15/20	2,090,941	2,078,045
2.125% 1/15/19	859,831	858,639
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $116,258,616)		113,945,589

Asset-Backed Securities - 0.8%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/45 (a)(b)(c)(d)	$142,273	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	299,419
Series 2002-2 Class M2, 9.163% 3/1/33	414,413	382,543
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	64,306	65,231
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.9941% 7/17/34 (a)(b)(e)	101,000	100,964
Invitation Homes Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 5.4324% 12/17/36 (a)(b)(e)	126,000	126,193
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9551% 3/17/37 (a)(b)(e)	189,000	187,480
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	536,130	373,644
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5945% 12/25/33	45,459	28,845
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0551% 1/17/35 (a)(b)(e)	100,000	99,999
Class F, 1 month U.S. LIBOR + 3.400% 5.8551% 1/17/35 (a)(b)(e)	197,000	198,435
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.2315% 2/5/36 (a)(b)(d)(e)	372,386	28
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	100,000	99,955
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	104,556
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	149,420
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.5958% 11/21/40 (a)(b)(d)(e)	1,500,000	1,349,850
TOTAL ASSET-BACKED SECURITIES
(Cost $3,962,194)		3,566,563

Commercial Mortgage Securities - 2.1%
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	63,000	51,392
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (a)(b)	126,000	117,991
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.7051% 10/15/32 (a)(b)(e)	190,000	189,962
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	142,000	113,930
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 6.3266% 7/15/30 (a)(b)(e)	105,000	104,235
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2169% 9/10/46 (a)(b)	250,000	250,308
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	197,401
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	74,340
Series 2013-CR10 Class D, 4.7925% 8/10/46 (a)(b)	200,000	190,046
Series 2013-CR12 Class D, 5.0851% 10/10/46 (a)(b)	250,000	217,942
Series 2013-LC6 Class D, 4.2634% 1/10/46 (a)(b)	113,000	108,936
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	50,426
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5385% 5/10/43 (a)(b)	121,112	120,040
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	223,000	216,768
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	156,000	136,158
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	84,000	80,568
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	93,520
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5726% 12/25/43 (b)(c)	1,156,048	54,859
Series K012 Class X3, 2.2521% 1/25/41 (b)(c)	654,162	28,385
Series K013 Class X3, 2.8142% 1/25/43 (b)(c)	1,124,000	61,863
GAHR Commercial Mortgage Trust Series 2015-NRF Class GFX, 3.3822% 12/15/34 (a)(b)	347,000	337,301
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3911% 8/10/44 (a)(b)	63,000	54,045
Class F, 4.5% 8/10/44 (a)	42,000	24,497
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	153,000	133,644
Series 2012-GCJ7 Class D, 5.7033% 5/10/45 (a)(b)	500,000	467,027
Series 2012-GCJ9 Class D, 4.7465% 11/10/45 (a)(b)	178,000	174,773
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	196,783
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	647,944
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	100,000	89,709
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	606,346
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (a)(b)	180,000	167,407
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	99,522
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7051% 7/17/37 (a)(b)(e)	104,000	101,654
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	45,153
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	80,052
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.6604% 2/15/46 (a)(b)	200,000	195,750
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.4408% 1/20/41 (a)(b)	192,000	178,712
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6856% 8/15/45 (a)(b)	61,000	60,338
Series 2013-C12 Class D, 4.766% 10/15/46 (a)(b)	250,000	239,701
Series 2013-C7 Class D, 4.2235% 2/15/46 (a)(b)	91,000	82,158
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	57,798	49,501
Series 2011-C2:
Class D, 5.4847% 6/15/44 (a)(b)	358,000	356,846
Class E, 5.4847% 6/15/44 (a)(b)	454,000	435,478
Class F, 5.4847% 6/15/44 (a)(b)	343,000	293,055
Class XB, 0.5352% 6/15/44 (a)(b)(c)	12,067,221	145,159
Series 2011-C3 Class G, 5.1539% 7/15/49 (a)(b)	111,000	97,114
Series 2015-MS1 Class D, 4.0306% 5/15/48 (a)(b)	100,000	89,356
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7051% 8/15/34 (a)(b)(e)	200,949	200,917
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	243,790	284,131
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.9551% 3/15/33 (a)(b)(e)	110,250	110,050
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5437% 5/10/45 (a)(b)	120,000	117,704
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7628% 10/15/45 (a)(b)	44,000	43,447
Class E, 4.7628% 10/15/45 (a)(b)	114,000	110,229
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	54,579
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2655% 3/15/45 (a)(b)	220,000	192,648
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.020% 5.4751% 11/15/29 (a)(b)(e)	173,540	170,823
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	112,770
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,136,332)		9,305,393
	Shares	Value

Common Stocks - 13.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations, Inc. (f)	7,700	203,203
Hilton Worldwide Holdings, Inc.	5,900	423,620
Wyndham Destinations, Inc.	2,700	96,768
Wyndham Hotels & Resorts, Inc.	1,900	86,203
		809,794
Household Durables - 0.0%
D.R. Horton, Inc.	7,300	253,018

TOTAL CONSUMER DISCRETIONARY		1,062,812

FINANCIALS - 0.6%
Capital Markets - 0.1%
Ellington Financial LLC	19,100	292,803
Mortgage Real Estate Investment Trusts - 0.5%
Chimera Investment Corp.	13,000	231,660
Ellington Residential Mortgage REIT	5,200	53,196
Great Ajax Corp.	54,000	650,700
Hunt Companies Finance Trust, Inc.	2,244	6,418
Invesco Mortgage Capital, Inc.	11,900	172,312
MFA Financial, Inc.	153,666	1,026,489
Redwood Trust, Inc.	7,400	111,518
		2,252,293

TOTAL FINANCIALS		2,545,096

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 12.2%
Acadia Realty Trust (SBI)	72,844	1,730,773
Alexandria Real Estate Equities, Inc.	5,500	633,820
American Homes 4 Rent Class A	4,496	89,246
American Tower Corp.	9,750	1,542,353
Americold Realty Trust	11,200	286,048
Apartment Investment & Management Co. Class A	34,202	1,500,784
AvalonBay Communities, Inc.	16,359	2,847,284
Boston Properties, Inc.	21,001	2,363,663
Braemar Hotels & Resorts, Inc.	24,876	222,143
Brixmor Property Group, Inc.	1,900	27,911
Cedar Realty Trust, Inc.	103,018	323,477
Clipper Realty, Inc.	18,800	245,716
Colony Capital, Inc.	112,823	528,012
Crown Castle International Corp.	1,900	206,397
CubeSmart	20,300	582,407
DDR Corp.	59,330	656,783
Digital Realty Trust, Inc.	7,700	820,435
Douglas Emmett, Inc.	22,800	778,164
Duke Realty Corp.	44,100	1,142,190
Equinix, Inc.	4,850	1,709,916
Equity Lifestyle Properties, Inc.	30,199	2,933,229
Equity Residential (SBI)	28,013	1,849,138
Essex Property Trust, Inc.	8,622	2,114,201
Extra Space Storage, Inc.	700	63,336
Healthcare Realty Trust, Inc.	35,400	1,006,776
Healthcare Trust of America, Inc.	12,690	321,184
Highwoods Properties, Inc. (SBI)	32,800	1,269,032
Host Hotels & Resorts, Inc.	16,481	274,738
Invitation Homes, Inc.	26,900	540,152
Lexington Corporate Properties Trust	44,000	361,240
Mid-America Apartment Communities, Inc.	9,094	870,296
Omega Healthcare Investors, Inc.	5,700	200,355
Pebblebrook Hotel Trust	20,200	571,862
Prologis, Inc.	50,808	2,983,446
Public Storage	14,344	2,903,369
RLJ Lodging Trust	53,700	880,680
Sabra Health Care REIT, Inc.	29,300	482,864
Safety Income and Growth, Inc.	6,300	118,503
Senior Housing Properties Trust (SBI)	25,400	297,688
Simon Property Group, Inc.	21,523	3,615,649
SL Green Realty Corp.	7,600	601,008
Spirit MTA REIT	1,350	9,626
Spirit Realty Capital, Inc.	2,000	70,500
Store Capital Corp.	8,900	251,959
Sunstone Hotel Investors, Inc.	46,700	607,567
Taubman Centers, Inc.	10,795	491,065
Terreno Realty Corp.	15,400	541,618
UDR, Inc.	38,900	1,541,218
Urban Edge Properties	51,073	848,833
Ventas, Inc.	56,047	3,283,794
VEREIT, Inc.	18,600	132,990
Vornado Realty Trust	7,000	434,210
Washington REIT (SBI)	28,900	664,700
Welltower, Inc.	21,125	1,466,286
		52,840,634
Real Estate Management & Development - 0.1%
Colony NorthStar Credit Real Estate, Inc.	8,900	140,531
Howard Hughes Corp. (f)	1,800	175,716
Retail Value, Inc.	1,990	50,924
		367,171

TOTAL REAL ESTATE		53,207,805

TOTAL COMMON STOCKS
(Cost $66,412,380)		56,815,713

Preferred Stocks - 3.7%
Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%	42,500	1,013,200
ZAIS Financial Corp. 7.00%	6,400	157,120
		1,170,320
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	46,192
iStar Financial, Inc. Series J, 4.50%	3,900	165,008
Lexington Corporate Properties Trust Series C, 6.50%	8,800	431,200
RLJ Lodging Trust Series A, 1.95%	400	9,860
Wheeler REIT, Inc. 8.75%	16,500	159,210
		811,470
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 7.012%	2,000	41,150
TOTAL REAL ESTATE		852,620

TOTAL CONVERTIBLE PREFERRED STOCKS		2,022,940

Nonconvertible Preferred Stocks - 3.2%
FINANCIALS - 2.0%
Mortgage Real Estate Investment Trusts - 2.0%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	490,752
8.25%	500	12,063
AGNC Investment Corp.:
Series B, 7.75%	8,000	202,400
Series C, 7.00%	6,600	166,848
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,158
Series D, 7.50%	8,644	214,803
Series F, 6.95%	20,000	495,200
Series G, 6.50%	10,800	251,086
Series H, 8.125%	6,200	156,332
Anworth Mortgage Asset Corp. Series A, 8.625%	6,500	164,565
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	11,647	286,400
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	226,523
Armour Residential REIT, Inc. Series B, 7.875% (f)	5,645	135,649
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	98,674
Chimera Investment Corp.:
Series B, 8.00%	27,587	704,296
Series C, 7.75%	8,000	196,560
Dynex Capital, Inc.:
Series A, 8.50%	20,755	521,573
Series B, 7.625%	10,545	243,062
Exantas Capital Corp. 8.625%	300	7,164
Invesco Mortgage Capital, Inc.:
7.50%	17,200	420,368
Series A, 7.75%	6,507	160,365
Series B, 7.75%	23,500	599,250
MFA Financial, Inc.:
8.00%	11,262	286,167
Series B, 7.50%	41,286	1,002,011
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	195,341
Series C, 7.875%	3,200	70,976
Series D, 8.00%	6,500	141,863
PennyMac Mortgage Investment Trust:
8.125%	5,700	135,489
Series B, 8.00%	8,700	203,908
Two Harbors Investment Corp.:
7.75%	2,162	51,066
Series A, 8.125%	9,500	248,425
Series B, 7.625%	7,800	193,674
Series C, 7.25%	9,800	234,416
		8,551,427
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Homes 4 Rent:
Series F, 5.875%	4,308	88,361
Series G, 5.875%	3,200	65,632
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	47,928
Series I, 7.50%	2,500	47,450
Brookfield Property REIT, Inc. 6.375%	3,847	85,099
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	54,715
Series C, 6.50%	4,900	92,267
City Office REIT, Inc. Series A, 6.625%	2,079	46,881
Colony Capital, Inc.:
Series B, 8.25%	4,210	97,426
Series E, 8.75%	13,700	319,347
Series G, 7.50%	1,300	26,000
Series H, 7.125%	7,700	142,835
Series I, 7.15%	18,500	340,400
Series J, 7.15%	18,200	335,608
DDR Corp. Series K, 6.25%	5,623	123,138
Farmland Partners, Inc. Series B, 6.00%	10,000	185,600
Global Medical REIT, Inc. Series A, 7.50%	2,100	51,408
Global Net Lease, Inc. Series A, 7.25%	7,400	182,632
Investors Real Estate Trust Series C, 6.625%	5,000	115,421
iStar Financial, Inc.:
Series D, 8.00%	3,000	71,940
Series G, 7.65%	7,300	163,237
Series I, 7.50%	2,600	57,408
Jernigan Capital, Inc. Series B, 7.00%	2,500	55,000
National Storage Affiliates Trust Series A, 6.00%	1,100	24,695
Pebblebrook Hotel Trust:
6.375%	4,963	119,360
Series C, 6.50%	7,058	165,969
Pennsylvania (REIT):
Series B, 7.375%	4,082	66,373
Series D, 6.875%	2,500	38,600
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	55,550
Public Storage Series F, 5.15%	2,900	62,553
QTS Realty Trust, Inc. Series A, 7.125%	2,700	62,100
RAIT Financial Trust 7.625%	7,860	143,838
Rexford Industrial Realty, Inc. Series B, 5.875%	4,700	102,840
Saul Centers, Inc.:
Series C, 6.875%	8,707	216,851
Series D, 6.125%	1,300	27,157
Sotherly Hotels, Inc. Series C, 7.875%	1,700	37,220
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	51,948
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	62,250
Taubman Centers, Inc. Series K, 6.25%	4,319	101,712
UMH Properties, Inc.:
Series C, 6.75%	5,340	123,888
Series D, 6.375%	1,800	40,320
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	160,875
Series H, 6.25%	4,500	105,300
VEREIT, Inc. Series F, 6.70%	30,396	720,081
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	46,223
Series I, 6.875%	1,402	22,137
		5,353,573

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,905,000

TOTAL PREFERRED STOCKS
(Cost $17,039,859)		15,927,940
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 12/22/24 (b)(e)	49,500	47,449
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 4/27/24(b)(e)	64,088	59,705
		107,154
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.956% 6/23/23 (b)(e)	138,118	117,400

TOTAL CONSUMER DISCRETIONARY		224,554

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (b)(e)	141,689	138,236
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 10/2/23 (b)(e)	41,941	40,928
		179,164
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	200,000	208,700
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5038% 12/5/20 (b)(e)	46,070	45,148

TOTAL FINANCIALS		253,848

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment& Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 12/20/24 (b)(e)	49,361	48,621
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.175% 6/28/23 (b)(e)	154,225	147,670
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.03% 3/24/24 (b)(e)	48,287	46,283

TOTAL REAL ESTATE		193,953

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 12/2/21 (b)(e)	47,401	45,585
TOTAL BANK LOAN OBLIGATIONS
(Cost $983,339)		945,725
	Shares	Value

Equity Funds - 25.3%
Fidelity Commodity Strategy Central Fund (g)
(Cost $260,477,616)	23,639,400	109,686,818

Fixed-Income Funds - 26.5%
Fidelity Floating Rate Central Fund (g)
(Cost $121,418,444)	1,167,513	114,941,644
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)
(Cost $594,368)	500,000	28,451
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.42% (h)
(Cost $2,982,297)	2,981,631	2,982,228
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $607,466,975)		435,977,111
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,875,884)
NET ASSETS - 100%		$434,101,227

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,505,850 or 3.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,454
Fidelity Commodity Strategy Central Fund	958,248
Fidelity Floating Rate Central Fund	1,799,528
Fidelity Securities Lending Cash Central Fund	26
Total	$2,775,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$126,472,744	$3,458,249	$6,061,596	$93,518	$(14,276,097)	$109,686,818	43.5%
Fidelity Floating Rate Central Fund	124,858,040	1,798,016	5,994,119	(203,827)	(5,516,466)	114,941,644	5.8%
Total	$251,330,784	$5,256,265	$12,055,715	$(110,309)	$(19,792,563)	$224,628,462

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,062,812	$1,062,812	$--	$--
Financials	12,266,843	11,096,523	1,170,320	--
Real Estate	59,413,998	58,561,378	852,620	--
Corporate Bonds	7,831,047	--	7,831,047	--
U.S. Government and Government Agency Obligations	113,945,589	--	113,945,589	--
Asset-Backed Securities	3,566,563	--	2,216,684	1,349,879
Commercial Mortgage Securities	9,305,393	--	9,305,393	--
Bank Loan Obligations	945,725	--	737,025	208,700
Equity Funds	109,686,818	109,686,818	--	--
Fixed-Income Funds	114,941,644	114,941,644	--	--
Preferred Securities	28,451	--	--	28,451
Money Market Funds	2,982,228	2,982,228	--	--
Total Investments in Securities:	$435,977,111	$298,331,403	$136,058,678	$1,587,030

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019